Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 62.6%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.27%, 04/25/2064 (a)(b)	$500,000	$477,337
Series 2024-RPL1, Class M1, 4.27%, 04/25/2064 (a)(b)	500,000	468,927
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.44%, 03/25/2060 (a)(b)	405,129	385,153
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1, 4.50%, 05/25/2064 (a)	491,570	458,943
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	243,455
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,179,000	847,371
Series 2021-3, Class M1, 2.30%, 09/27/2066 (a)(b)	135,000	87,801
Series 2022-2, Class B1, 4.01%, 02/25/2067 (a)(b)	500,000	396,520
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(b)	2,000,000	1,685,612
Series 2024-INV1, Class A3, 6.48%, 12/25/2068 (a)(c)	920,684	926,499
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056 (a)(b)	1,000,000	633,175
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	50,000	35,260
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(b)	100,000	75,348
Series 2021-3, Class M1, 2.42%, 08/25/2066 (a)(b)	2,000,000	1,502,932
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	139,000	91,861
Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	457,857	466,745
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054 (a)(b)	435,787	443,634
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	217,893	222,337
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	842,561	689,290
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(b)	1,500,000	926,738
Series 2024-HE1, Class A1, 6.46% (30 day avg SOFR US + 1.60%), 08/25/2054 (a)	896,830	899,855
Series 2024-PJ6, Class B3, 6.80%, 10/25/2054 (a)(b)	497,710	493,030
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	219,112	189,624
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	957,803
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.25%, 12/25/2049 (a)(b)	88,262	81,668
Series 2020-2, Class B4, 3.82%, 07/25/2050 (a)(b)	342,270	301,594
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	340,316	299,334
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	1,464,441	1,198,045
Series 2021-12, Class A8, 2.50%, 02/25/2052 (a)(b)	1,500,000	1,210,661
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(b)	1,500,000	1,019,399
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)	1,073,080	878,924
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	996,862	881,694
Series 2023-4, Class 1A2, 0.00%, 11/25/2053 (a)(b)	844,098	843,570
Series 2024-10, Class B2, 7.00%, 03/25/2055 (a)(b)	1,500,000	1,585,198
Series 2024-2, Class A3, 0.00%, 08/25/2054 (a)(b)	1,293,951	1,293,142
Series 2024-5, Class B4, 6.96%, 11/25/2054 (a)(b)	398,615	391,016
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(b)	2,000,000	1,744,424
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	2,130,948	1,830,943
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(b)	500,000	417,977
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(b)	1,000,000	840,707
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059 (a)(b)	160,000	147,196
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.57%, 09/25/2053 (a)(b)	250,000	230,666
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068 (a)(c)	822,203	835,305
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.78%, 12/25/2057 (a)(b)	290,145	223,026
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	796,930	651,961
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(b)	1,500,000	1,020,095
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(b)	706,974	616,990
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	626,504	510,963
Series 2022-INV1, Class A18, 3.00%, 12/25/2051 (a)(b)	172,852	147,021
PRPM LLC
Series 2021-RPL1, Class M1, 2.68%, 07/25/2051 (a)(b)	1,000,000	827,179
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068 (a)(b)	250,000	258,589
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(c)	226,604	226,420
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	734,491	742,822
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(c)	904,487	910,652
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054 (a)(c)	500,000	448,378
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051 (a)(b)	1,288,992	1,055,770
Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	333,469
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	769,769	670,239
Rithm Capital Corp., Series 2015-1A, Class B6, 5.20%, 05/28/2052 (a)(b)	701,233	523,890
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052 (a)(b)	750,000	739,515
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	850,147	880,974
Sequoia Mortgage Trust
Series 2024-1, Class A13, 6.00%, 01/25/2054 (a)(b)	300,000	302,797
Series 2024-2, Class A13, 6.00%, 03/25/2054 (a)(b)	500,000	504,911
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	2,284,238	1,940,209
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	486,926
Starwood Mortgage Residential Trust
Series 2022-3, Class A1, 4.16%, 03/25/2067 (a)(b)	200,439	195,104
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	1,002,193	926,786
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060 (a)	565,000	459,521
Series 2024-4, Class A2, 4.38%, 10/27/2064 (a)(b)	500,000	456,319
Series 2024-4, Class M1, 4.38%, 10/27/2064 (a)(b)	500,000	441,127
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(b)	1,750,000	1,263,010
Series 2021-5, Class A3, 1.37%, 09/25/2066 (a)(b)	2,007,082	1,717,448
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	250,000	175,050
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	223,499	205,839
Series 2022-7, Class B1, 5.36%, 07/25/2067 (a)(b)	1,600,000	1,547,854
Vista Point Securitization Trust, Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	493,665
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051 (a)(b)	314,429	269,227
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $51,937,331)		51,810,459

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 50.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE8504, 5.00%, 08/01/2052	853,207	831,171
Pool QG4208, 4.50%, 05/01/2053	976,562	928,339
Pool QI2043, 6.00%, 03/01/2054	497,023	502,786
Pool QI4343, 4.50%, 04/01/2054	492,285	468,899
Pool QJ6482, 5.00%, 10/01/2054	1,000,000	972,611
Pool QJ7677, 5.50%, 11/01/2054	3,500,000	3,476,599
Pool QJ7705, 5.00%, 11/01/2054	2,000,000	1,948,346
Pool QJ7812, 5.50%, 10/01/2054	2,283,355	2,268,088
Pool RC1914, 2.00%, 06/01/2036	320,429	286,444
Pool SD0803, 3.00%, 01/01/2052	807,599	700,776
Pool SD5781, 6.00%, 07/01/2054	438,266	443,895
Pool SD5809, 6.00%, 07/01/2054	971,966	978,984
Pool SD8243, 3.50%, 09/01/2052	313,761	281,022
Pool SD8401, 5.50%, 02/01/2054	2,850,448	2,824,264
Pool SD8409, 6.00%, 03/01/2054	2,274,177	2,289,887
Federal National Mortgage Association
6.50%, 12/15/2041	5,000,000	5,106,250
Pool CB3770, 3.50%, 06/01/2052	1,972,255	1,769,090
Pool CB8710, 6.00%, 06/01/2054	946,472	957,151
Pool DB4019, 6.00%, 05/01/2054	696,588	704,882
Pool MA5072, 5.50%, 07/01/2053	2,698,170	2,674,229
6.00%, 12/15/2040	5,000,000	5,032,813
Pool 000TBA, 5.50%, 12/15/2040	5,000,000	4,950,781
Government National Mortgage Association, Pool MA9305, 5.50%, 11/20/2053	1,197,426	1,191,057
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $41,839,078)		41,588,364

ASSET-BACKED SECURITIES - 0.4%	Par	Value
Automobile - 0.4%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	95,951	95,078
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 07/16/2029 (a)	200,000	200,701
TOTAL ASSET-BACKED SECURITIES (Cost $293,645)		295,779

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 0.3%	Par	Value
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.43% (30 day avg SOFR US + 2.26%), 01/25/2026 (a)	253,287	250,386
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $252,021)		250,386

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Money Market Funds - 1.5%
First American Government Obligations Fund - Class U, 4.80% (d)	1,263,257	1,263,257
TOTAL SHORT-TERM INVESTMENTS (Cost $1,263,257)		1,263,257

TOTAL INVESTMENTS - 115.1% (Cost $95,585,332)		95,208,245
Liabilities in Excess of Other Assets - (15.1%)		(12,469,173)
TOTAL NET ASSETS - 100.0%		$82,739,072
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate
TBA - To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $52,356,624 or 63.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
October 31, 2024 (Unaudited)
Short Futures Contracts	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(110)	12/31/2024	$(11,795,781)	$72,815
Total Unrealized Appreciation (Depreciation)				$72,815

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$51,810,459	$–	$51,810,459
Residential Mortgage-Backed Securities - U.S. Government Agency	–	41,588,364	–	41,588,364
Asset-Backed Securities	–	295,779	–	295,779
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	250,386	–	250,386
Short-Term Investments	1,263,257	–	–	1,263,257
Total	$1,263,257	$93,944,988	$–	$95,208,245

Other Financial Instruments Liabilities
Futures Contracts*	72,815	–	–	72,815

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund did not recognize any transfers to or from Level 3.

 The average monthly notional value of long and short futures contracts during the period ended October 31, 2024, was $8,784,874 and ($1,179,578), respectively.